Tax liabilities	12 Months Ended
Dec. 31, 2025
Tax liabilities
Tax liabilities	Tax liabilities

	12/31/2025	12/31/2024
Income tax and social contribution	675,438	462,501
PIS/COFINS	65,455	46,627
INSS/FGTS	32,510	23,070
Others	42,124	42,231
Total	815,527	574,429